Annual Fund Operating Expenses - Brandes Global Equity Fund	Jan. 28, 2021
A
Operating Expenses:
Management Fees	0.80%
Distribution (12b-1) Fees	0.25%
Shareholder Servicing Fees	none
Other Expenses	0.53%	[1]
Total Other Expenses	0.53%	[2]
Total Annual Fund Operating Expenses	1.58%
Less: Fee Waiver and/or Expense Reimbursement	0.33%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.25%	[3]
C
Operating Expenses:
Management Fees	0.80%
Distribution (12b-1) Fees	0.75%
Shareholder Servicing Fees	0.25%
Other Expenses	0.52%	[1]
Total Other Expenses	0.77%	[2]
Total Annual Fund Operating Expenses	2.32%
Less: Fee Waiver and/or Expense Reimbursement	0.32%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.00%	[3]
I
Operating Expenses:
Management Fees	0.80%
Distribution (12b-1) Fees	none
Shareholder Servicing Fees	none
Other Expenses	0.56%	[1]
Total Other Expenses	0.56%	[2]
Total Annual Fund Operating Expenses	1.36%
Less: Fee Waiver and/or Expense Reimbursement	0.36%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%	[3]
R6
Operating Expenses:
Management Fees	0.80%
Distribution (12b-1) Fees	none
Shareholder Servicing Fees	none
Other Expenses	0.53%	[1]
Total Other Expenses	0.53%	[2]
Total Annual Fund Operating Expenses	1.33%
Less: Fee Waiver and/or Expense Reimbursement	0.51%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.82%	[3]

[1]	“Other Expenses” for Class I shares includes 0.05% of class-specific sub-transfer agency fees.
[2]	Other expenses for the Class R6 shares are estimated based on current expenses of the Class A shares.
[3]	The Advisor has contractually agreed to limit the Global Equity Fund’s Class A, Class C, Class I and Class R6 annual operating expenses (excluding acquired fund fees and expenses, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation), including repayment of previous waivers, to 1.25% for Class A, 2.00% for Class C, 1.00% for Class I and 0.82% for Class R6 as percentages of the respective Fund classes’ average daily net assets through January 31, 2022(the “Expense Caps”). The Expense Caps may be terminated at any time by the Board of Trustees upon 60 days’ notice to the Advisor. The Advisor is permitted, with Board approval, to be reimbursed for fee reductions and/or expense payments made in the prior three years with respect to any Class of the Fund. The Advisor may request reimbursement if the aggregate amount paid by the Fund toward operating expenses for the Class for such period (taking into account any reimbursement) does not exceed the lesser of the Expense Cap in effect at the time of waiver or at the time of reimbursement.